Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income Tax Domestic and International Components	The losses before income taxes consist of the following domestic and international components:
	For the Years Ended
	December 31,
	2022	2022
Domestic	$(37,727,021)	$(15,078,170)
International	(1,941,987)	(5,269,682)
	$(39,669,008)	$(20,347,852)

Schedule of Income Tax Benefits Provision	The provision for income taxes consists of the following benefits (provisions):
	For the Years Ended
	December 31,
	2022	2021
Deferred tax benefits:
Domestic:
Federal	$4,057,936	$1,503,577
State	1,343,123	499,136
International	353,038	547,944
	5,754,097	2,550,657
Change in valuation allowance	(4,811,348)	(2,527,453)
Net income tax benefit	$942,749	$23,204

Schedule of United States Federal Statutory Rate	Certain deferred tax liabilities are denominated in currencies other than the US dollar and are subject to foreign currency translation adjustments. The provision for income taxes differs from the United States Federal statutory rate as follows:
	For the Years Ended
	December 31,
	2022	2021
US Federal statutory rate	21.0%	21.0%
Difference between domestic and foreign federal rates	(0.1)%	(0.5)%
State and provincial taxes, net of federal benefits	6.6%	5.2%
Permanent differences:
Goodwill impairment	(23.7)%	-
Stock-based compensation	-	(5.8)%
Change in the fair value of derivatives and accrued issuable equity	10.7%	(6.4)%
Other	-	(0.8)%
Change in valuation allowance	(12.1)%	(12.4)%
Effective income tax rate	2.4%	0.3%

Schedule of Deferred tax Assets and Liabilities	Deferred tax assets and liabilities consist of the following:
	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$13,399,384	$9,395,986
Amortization	165,476	-
Accrued compensation not currently deductible	343,787	169,222
Stock compensation	1,588,866	-
Accrued interest	150,502	146,636
Other	8,125	(1)
	15,656,140	9,711,843

Deferred tax liabilities:
Difference between book and tax basis related to:
Technology license	(368,587)	(375,671)
Acquired in-process research and development	(2,332,618)	(3,267,854)
Other	(555,880)	(639,726)
	(3,257,085)	(4,283,251)

Deferred tax assets and liabilities	12,399,055	5,428,592
Valuation allowance	(15,016,414)	(9,072,118)
Deferred tax assets and liabilities, net	$(2,617,359)	$(3,643,526)

Schedule of Valuation Deferred Tax Assets	The change in the valuation reserve for deferred tax assets consists of the following:
	For the Years Ended
	December 31,
	2022	2021
Beginning of period	$(9,072,118)	$(9,709,220)
Change in valuation pursuant to the tax provision	(4,811,348)	(2,527,453)
True-up to a prior year’s tax return	(1,132,948)	3,164,555
End of period	$(15,016,414)	$(9,072,118)